Schedule of Investments
(unaudited)
June 30, 2023
iShares
®
S&P Mid-Cap 400 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.2%
BWX Technologies, Inc. .............. 593,596 $ 42,483,666
Curtiss-Wright Corp. ................. 248,891 45,711,321
Mercury Systems, Inc.
(a)(b)
............. 219,075 7,577,804
95,772,791
Automobile Components — 1.2%
Autoliv, Inc. ....................... 160,449 13,644,583
Fox Factory Holding Corp.
(a)(b)
.......... 274,590 29,795,761
Gentex Corp. ..................... 697,813 20,418,008
Visteon Corp.
(b)
.................... 184,016 26,426,538
90,284,890
Automobiles — 0.2%
Harley-Davidson, Inc. ................ 534,975 18,836,470
Banks — 2.6%
Cathay General Bancorp .............. 240,124 7,729,592
Columbia Banking System, Inc. ......... 703,623 14,269,474
Commerce Bancshares, Inc. ........... 500,955 24,396,508
Cullen/Frost Bankers, Inc. ............. 280,074 30,116,357
East West Bancorp, Inc. .............. 468,298 24,721,451
First Financial Bankshares, Inc. ......... 446,837 12,730,386
First Horizon Corp. .................. 2,304,045 25,966,587
Glacier Bancorp, Inc. ................ 388,621 12,113,317
Hancock Whitney Corp. .............. 273,781 10,507,715
International Bancshares Corp. ......... 209,054 9,240,187
SouthState Corp. ................... 280,906 18,483,615
United Bankshares, Inc. .............. 417,315 12,381,736
202,656,925
Beverages — 0.7%
(a)(b)
Boston Beer Co., Inc. (The), Class A, NVS .. 42,049 12,969,594
Celsius Holdings, Inc. ................ 264,174 39,412,119
52,381,713
Biotechnology — 2.7%
(b)
Arrowhead Pharmaceuticals, Inc. ........ 333,073 11,877,383
Exelixis, Inc. ...................... 2,113,738 40,393,533
Halozyme Therapeutics, Inc. ........... 854,749 30,830,796
Neurocrine Biosciences, Inc. ........... 633,372 59,726,980
United Therapeutics Corp. ............. 304,092 67,128,309
209,957,001
Broadline Retail — 0.1%
Ollie's Bargain Outlet Holdings, Inc.
(a)(b)
.... 183,086 10,606,172
Building Products — 5.5%
Advanced Drainage Systems, Inc.
(a)
...... 312,633 35,571,383
Builders FirstSource, Inc.
(a)(b)
........... 831,960 113,146,560
Carlisle Cos., Inc. .................. 330,841 84,870,642
Lennox International, Inc. ............. 130,023 42,396,600
Owens Corning .................... 315,845 41,217,772
Simpson Manufacturing Co., Inc. ........ 276,971 38,360,483
Trex Co., Inc.
(a)(b)
................... 374,316 24,540,157
UFP Industries, Inc. ................. 403,071 39,118,041
419,221,638
Capital Markets — 2.1%
Affiliated Managers Group, Inc. ......... 154,669 23,183,336
Evercore, Inc., Class A ............... 114,501 14,151,179
Federated Hermes, Inc., Class B ........ 380,855 13,653,652
Interactive Brokers Group, Inc., Class A .... 374,381 31,099,830
Jefferies Financial Group, Inc. .......... 1,211,852 40,197,131
SEI Investments Co. ................. 657,625 39,207,602
161,492,730
Security
Shares
Shares Value
Chemicals — 3.1%
Ashland, Inc. ...................... 211,256 $ 18,360,259
Axalta Coating Systems Ltd.
(b)
.......... 647,093 21,231,121
Cabot Corp. ...................... 364,447 24,377,860
Chemours Co. (The) ................. 551,868 20,358,410
NewMarket Corp. ................... 23,277 9,360,147
Olin Corp. ........................ 780,392 40,104,345
RPM International, Inc. ............... 836,779 75,084,180
Westlake Corp. .................... 223,699 26,725,320
235,601,642
Commercial Services & Supplies — 1.5%
Brink's Co. (The) ................... 141,632 9,606,898
Clean Harbors, Inc.
(a)(b)
............... 326,614 53,705,140
MSA Safety, Inc. ................... 131,772 22,923,057
Tetra Tech, Inc. .................... 196,940 32,246,956
118,482,051
Communications Equipment — 0.2%
Calix, Inc.
(a)(b)
...................... 374,098 18,671,231
Construction & Engineering — 1.8%
AECOM ......................... 487,216 41,262,323
EMCOR Group, Inc. ................. 308,627 57,028,097
Valmont Industries, Inc. ............... 136,678 39,780,132
138,070,552
Construction Materials — 0.6%
Eagle Materials, Inc.
(a)
................ 234,013 43,624,703
Consumer Finance — 0.6%
FirstCash Holdings, Inc. .............. 239,068 22,312,217
SLM Corp. ....................... 1,573,304 25,676,321
47,988,538
Consumer Staples Distribution & Retail — 1.9%
BJ's Wholesale Club Holdings, Inc.
(b)
...... 497,225 31,330,147
Casey's General Stores, Inc. ........... 241,869 58,987,012
Performance Food Group Co.
(a)(b)
........ 456,102 27,475,585
Sprouts Farmers Market, Inc.
(a)(b)
........ 361,207 13,267,133
US Foods Holding Corp.
(b)
............. 412,408 18,145,952
149,205,829
Containers & Packaging — 2.0%
AptarGroup, Inc. ................... 199,895 23,159,835
Berry Global Group, Inc. .............. 340,441 21,903,974
Crown Holdings, Inc. ................ 304,040 26,411,955
Graphic Packaging Holding Co. ......... 1,415,509 34,014,681
Silgan Holdings, Inc. ................. 543,900 25,503,471
Sonoco Products Co. ................ 324,274 19,138,651
150,132,567
Diversified Consumer Services — 1.5%
Grand Canyon Education, Inc.
(a)(b)
........ 199,440 20,584,202
H&R Block, Inc. .................... 988,488 31,503,113
Service Corp. International ............ 981,262 63,379,713
115,467,028
Diversified Telecommunication Services — 0.7%
Iridium Communications, Inc. ........... 817,389 50,776,205
Electric Utilities — 1.0%
IDACORP, Inc. .................... 174,105 17,863,173
OGE Energy Corp. .................. 1,300,076 46,685,729
PNM Resources, Inc. ................ 345,442 15,579,434
80,128,336
Electrical Equipment — 2.5%
Acuity Brands, Inc.
(a)
................. 103,197 16,829,367
Hubbell, Inc. ...................... 347,851 115,333,478

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
S&P Mid-Cap 400 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment (continued)
nVent Electric plc ................... 1,075,363 $ 55,564,006
Vicor Corp.
(b)
...................... 62,540 3,377,160
191,104,011
Electronic Equipment, Instruments & Components — 2.1%
Belden, Inc.
(a)
..................... 276,202 26,418,721
Cognex Corp.
(a)
.................... 582,594 32,636,916
Littelfuse, Inc. ..................... 99,937 29,112,648
National Instruments Corp. ............ 495,068 28,416,903
Novanta, Inc.
(a)(b)
................... 232,424 42,789,258
159,374,446
Energy Equipment & Services — 1.4%
ChampionX Corp. .................. 1,285,066 39,888,449
NOV, Inc. ........................ 2,555,703 40,993,476
Valaris Ltd.
(b)
...................... 390,407 24,568,312
105,450,237
Entertainment — 0.4%
World Wrestling Entertainment, Inc., Class A
(a)
281,729 30,559,145
Financial Services — 0.9%
(a)(b)
Euronet Worldwide, Inc. .............. 149,950 17,599,631
WEX, Inc. ........................ 278,086 50,631,118
68,230,749
Food Products — 1.4%
Darling Ingredients, Inc.
(a)(b)
............ 1,035,742 66,069,982
Flowers Foods, Inc. ................. 788,278 19,612,357
Lancaster Colony Corp. .............. 128,628 25,865,804
111,548,143
Gas Utilities — 1.0%
National Fuel Gas Co. ............... 417,137 21,424,156
New Jersey Resources Corp. ........... 409,112 19,310,087
ONE Gas, Inc. ..................... 359,544 27,616,575
Spire, Inc. ........................ 167,294 10,613,131
78,963,949
Ground Transportation — 1.9%
Avis Budget Group, Inc.
(a)(b)
............ 154,862 35,412,293
Knight-Swift Transportation Holdings, Inc. .. 522,626 29,037,101
Landstar System, Inc. ................ 233,244 44,908,800
Saia, Inc.
(a)(b)
...................... 98,170 33,614,390
142,972,584
Health Care Equipment & Supplies — 3.9%
(b)
Globus Medical, Inc., Class A
(a)
......... 518,669 30,881,552
Haemonetics Corp.
(a)
................ 327,462 27,880,115
Inari Medical, Inc.
(a)
................. 333,995 19,418,469
Lantheus Holdings, Inc.
(a)
............. 443,558 37,223,387
Masimo Corp.
(a)
.................... 198,570 32,674,693
Penumbra, Inc.
(a)
................... 156,427 53,820,274
QuidelOrtho Corp.
(a)
................. 192,686 15,965,962
Shockwave Medical, Inc. .............. 237,741 67,853,659
STAAR Surgical Co. ................. 213,336 11,215,074
296,933,185
Health Care Providers & Services — 2.1%
Acadia Healthcare Co., Inc.
(a)(b)
.......... 346,493 27,594,703
Chemed Corp. ..................... 66,293 35,908,929
Encompass Health Corp. ............. 299,292 20,265,061
HealthEquity, Inc.
(a)(b)
................ 554,792 35,029,567
Option Care Health, Inc.
(b)
............. 1,073,518 34,878,600
Progyny, Inc.
(b)
..................... 183,660 7,225,184
160,902,044
Security
Shares
Shares Value
Health Care REITs — 0.3%
Omega Healthcare Investors, Inc. ........ 745,388 $ 22,875,958
Health Care Technology — 0.2%
Doximity, Inc., Class A
(a)(b)
............. 454,604 15,465,628
Hotels, Restaurants & Leisure — 4.1%
Aramark ......................... 693,571 29,858,232
Boyd Gaming Corp. ................. 294,055 20,398,595
Choice Hotels International, Inc.
(a)
........ 101,553 11,934,509
Churchill Downs, Inc. ................ 427,658 59,517,164
Hilton Grand Vacations, Inc.
(a)(b)
......... 254,467 11,562,980
Light & Wonder, Inc., Class A
(a)(b)
........ 272,070 18,707,533
Papa John's International, Inc. .......... 86,799 6,408,370
Planet Fitness, Inc., Class A
(b)
.......... 374,997 25,289,798
Texas Roadhouse, Inc. ............... 434,907 48,831,358
Wendy's Co. (The) .................. 1,094,331 23,801,699
Wingstop, Inc. ..................... 194,531 38,937,325
Wyndham Hotels & Resorts, Inc. ........ 289,826 19,873,369
315,120,932
Household Durables — 1.0%
Tempur Sealy International, Inc. ......... 1,116,923 44,755,105
TopBuild Corp.
(b)
................... 109,222 29,055,236
73,810,341
Independent Power and Renewable Electricity Producers — 0.2%
Ormat Technologies, Inc.
(a)
............ 201,216 16,189,839
Industrial REITs — 1.4%
EastGroup Properties, Inc. ............ 158,547 27,523,759
First Industrial Realty Trust, Inc. ......... 437,785 23,045,002
Rexford Industrial Realty, Inc. .......... 743,502 38,825,675
STAG Industrial, Inc. ................ 523,958 18,799,613
108,194,049
Insurance — 3.0%
American Financial Group, Inc. ......... 204,027 24,228,206
Hanover Insurance Group, Inc. (The) ..... 136,823 15,465,104
Kinsale Capital Group, Inc.
(a)
........... 141,283 52,868,099
Primerica, Inc.
(a)
.................... 162,248 32,086,164
RenaissanceRe Holdings Ltd. .......... 182,591 34,056,873
RLI Corp. ........................ 263,178 35,915,902
Selective Insurance Group, Inc. ......... 392,666 37,676,303
232,296,651
Interactive Media & Services — 0.3%
ZoomInfo Technologies, Inc.
(a)(b)
......... 909,868 23,101,548
Leisure Products — 0.7%
Brunswick Corp. ................... 270,809 23,462,892
Polaris, Inc.
(a)
..................... 180,555 21,834,516
YETI Holdings, Inc.
(a)(b)
............... 309,344 12,014,921
57,312,329
Life Sciences Tools & Services — 1.5%
Bruker Corp. ...................... 382,112 28,245,719
Medpace Holdings, Inc.
(b)
............. 160,353 38,511,980
Repligen Corp.
(a)(b)
.................. 336,121 47,547,677
114,305,376
Machinery — 5.1%
AGCO Corp. ...................... 209,740 27,564,031
Chart Industries, Inc.
(a)(b)
.............. 122,586 19,588,017
Crane Co. ........................ 156,497 13,947,013
Crane NXT Co. .................... 156,497 8,832,691
Donaldson Co., Inc. ................. 503,814 31,493,413
Graco, Inc. ....................... 710,260 61,330,951
ITT, Inc. ......................... 246,036 22,933,016

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
S&P Mid-Cap 400 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Lincoln Electric Holdings, Inc. .......... 373,715 $ 74,231,010
Middleby Corp. (The)
(a)(b)
.............. 166,733 24,648,139
Timken Co. (The) ................... 209,534 19,178,647
Toro Co. (The) ..................... 676,925 68,809,426
Watts Water Technologies, Inc., Class A .... 92,510 16,996,862
389,553,216
Media — 0.8%
New York Times Co. (The), Class A ....... 531,793 20,942,008
Nexstar Media Group, Inc. ............. 232,753 38,765,012
59,707,020
Metals & Mining — 2.5%
Commercial Metals Co. ............... 425,721 22,418,468
MP Materials Corp., Class A
(a)(b)
......... 599,536 13,717,384
Reliance Steel & Aluminum Co. ......... 381,635 103,648,249
Royal Gold, Inc. .................... 426,318 48,932,780
Worthington Industries, Inc. ............ 96,532 6,706,078
195,422,959
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Annaly Capital Management, Inc. ........ 3,205,827 64,148,598
Multi-Utilities — 0.2%
Black Hills Corp. ................... 225,002 13,558,620
Office REITs — 0.1%
Corporate Office Properties Trust ........ 379,780 9,019,775
Oil, Gas & Consumable Fuels — 6.0%
Antero Midstream Corp. .............. 2,179,441 25,281,516
Antero Resources Corp.
(a)(b)
............ 1,792,346 41,277,728
Chord Energy Corp. ................. 204,974 31,525,001
CNX Resources Corp.
(a)(b)
............. 1,074,765 19,044,836
DT Midstream, Inc. .................. 628,918 31,175,465
Equitrans Midstream Corp. ............ 1,293,440 12,365,287
HF Sinclair Corp. ................... 367,995 16,416,257
Matador Resources Co. .............. 734,950 38,452,584
Murphy Oil Corp. ................... 952,456 36,479,065
Ovintiv, Inc. ....................... 1,222,161 46,527,669
PBF Energy, Inc., Class A ............. 712,100 29,153,374
PDC Energy, Inc. ................... 567,680 40,384,755
Range Resources Corp. .............. 1,566,204 46,046,398
Southwestern Energy Co.
(a)(b)
........... 7,148,430 42,962,064
457,091,999
Paper & Forest Products — 0.5%
Louisiana-Pacific Corp. ............... 467,642 35,063,797
Personal Care Products — 0.2%
BellRing Brands, Inc.
(b)
............... 353,437 12,935,794
Pharmaceuticals — 0.7%
Jazz Pharmaceuticals plc
(b)
............ 415,462 51,504,824
Professional Services — 4.4%
CACI International, Inc., Class A
(b)
....... 94,686 32,272,776
Concentrix Corp. ................... 277,106 22,376,310
ExlService Holdings, Inc.
(a)(b)
........... 215,804 32,599,352
Exponent, Inc. ..................... 227,680 21,247,098
FTI Consulting, Inc.
(a)(b)
............... 220,569 41,952,224
Genpact Ltd. ...................... 626,833 23,550,116
Insperity, Inc. ...................... 233,174 27,738,379
KBR, Inc. ........................ 880,988 57,317,079
Paylocity Holding Corp.
(b)
............. 268,102 49,472,862
Science Applications International Corp. ... 234,815 26,411,991
334,938,187
Security
Shares
Shares Value
Retail REITs — 1.0%
Agree Realty Corp. ................. 417,420 $ 27,295,094
Brixmor Property Group, Inc. ........... 955,931 21,030,482
NNN REIT, Inc. .................... 626,428 26,804,854
75,130,430
Semiconductors & Semiconductor Equipment — 3.4%
Allegro MicroSystems, Inc.
(b)
........... 165,050 7,450,357
Amkor Technology, Inc. ............... 653,741 19,448,795
Cirrus Logic, Inc.
(a)(b)
................. 358,675 29,056,262
Lattice Semiconductor Corp.
(a)(b)
......... 893,495 85,838,065
MACOM Technology Solutions Holdings, Inc.
(a)
(b)
........................... 335,882 22,010,347
Power Integrations, Inc. .............. 372,271 35,242,896
Silicon Laboratories, Inc.
(a)(b)
............ 110,081 17,364,177
Universal Display Corp. .............. 178,081 25,666,814
Wolfspeed, Inc.
(a)(b)
.................. 363,590 20,211,968
262,289,681
Software — 3.2%
(b)
Blackbaud, Inc. .................... 135,097 9,616,204
CommVault Systems, Inc. ............. 191,239 13,887,776
Dropbox, Inc., Class A
(a)
.............. 1,765,331 47,081,378
Dynatrace, Inc.
(a)
................... 1,407,199 72,428,532
Envestnet, Inc.
(a)
................... 172,193 10,219,655
Manhattan Associates, Inc.
(a)
........... 233,520 46,675,978
Qualys, Inc.
(a)
..................... 217,945 28,151,956
Teradata Corp. .................... 301,879 16,123,357
244,184,836
Specialized REITs — 2.0%
CubeSmart ....................... 787,536 35,171,358
Lamar Advertising Co., Class A ......... 318,012 31,562,691
Life Storage, Inc. ................... 336,923 44,797,282
National Storage Affiliates Trust ......... 250,534 8,726,099
PotlatchDeltic Corp. ................. 295,688 15,627,111
Rayonier, Inc. ..................... 529,167 16,615,844
152,500,385
Specialty Retail — 2.2%
AutoNation, Inc.
(a)(b)
................. 93,966 15,467,743
Dick's Sporting Goods, Inc. ............ 199,576 26,381,952
Five Below, Inc.
(a)(b)
.................. 249,308 48,998,994
Murphy USA, Inc.
(a)
................. 130,088 40,471,678
Valvoline, Inc.
(a)
.................... 414,841 15,560,686
Williams-Sonoma, Inc. ............... 204,588 25,602,142
172,483,195
Technology Hardware, Storage & Peripherals — 0.8%
Super Micro Computer, Inc.
(a)(b)
.......... 237,131 59,104,902
Textiles, Apparel & Luxury Goods — 1.8%
(b)
Crocs, Inc. ....................... 402,612 45,269,693
Deckers Outdoor Corp.
(a)
.............. 171,102 90,283,682
135,553,375
Trading Companies & Distributors — 1.8%
GATX Corp. ...................... 119,148 15,339,114
MSC Industrial Direct Co., Inc., Class A .... 153,378 14,613,856
Watsco, Inc. ...................... 216,945 82,758,009
WESCO International, Inc. ............. 131,789 23,598,138
136,309,117
Water Utilities — 0.8%
Essential Utilities, Inc. ................ 1,561,661 62,325,890
Total Long-Term Investments — 99.8%
(Cost: $6,405,932,193) ........................... 7,656,896,756

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
S&P Mid-Cap 400 Growth ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 6.7%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.31%
(e)
............ 506,225,545 $ 506,326,790
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.09% .................. 10,560,578 10,560,578
Total Short-Term Securities — 6.7%
(Cost: $516,669,049) ............................. 516,887,368
Total Investments — 106.5%
(Cost: $6,922,601,242 ) ........................... 8,173,784,124
Liabilities in Excess of Other Assets — (6.5)% ............ (499,558,654)
Net Assets — 100.0% ..............................
$ 7,674,225,470
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
Shares
Held at
06/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 464,469,730 $ 41,899,816
(a)
$ — $ 9,922 $ (52,678) $ 506,326,790 506,225,545 $ 296,500
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 8,491,759 2,068,819
(a)
— — — 10,560,578 10,560,578 136,068 —
$ 9,922 $ (52,678) $ 516,887,368 $ 432,568 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P Midcap 400 E-Mini Index ................................................. 62 09/15/23 $ 16,393 $ 390,022

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
S&P Mid-Cap 400 Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 7,656,896,756 $ — $ — $ 7,656,896,756
Short-Term Securities
Money Market Funds ...................................... 516,887,368 — — 516,887,368
$ 8,173,784,124 $ — $ — $ 8,173,784,124
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 390,022 $ — $ — $ 390,022
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust
S&P Standard & Poor's